Accrued Liabilities - Summary of Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued payroll and related expenses	$ 509	$ 1,643	$ 1,189
Accrued restructuring costs		516
Accrued research and development expenses	230	3,171	1,028
Other	358	153	510
Total accrued liabilities	$ 1,097	$ 5,483	$ 2,727